Income Taxes (Roll-forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 438,344	[1],[2]	¥ 339,922		¥ 388,551
Changes that directly affected Income tax expense	(9,102)		112,781		(1,897)
Expiration of net operating loss carryforwards	(264,234)
Others	(1,650)		(14,359)		(46,732)
Total	(265,884)		(14,359)		(46,732)
Balance at end of fiscal year	¥ 163,358	[1],[2]	¥ 438,344	[1],[2]	¥ 339,922

[1]	The amount includes ¥115,698 million and ¥110,729 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2017 and 2018, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥90,204 million and ¥86,189 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥271,266 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2017. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards. A portion of the net operating loss carryforwards of ¥264,234 million that expired as of March 31, 2018, resulted in a significant decrease in the deferred tax asset on the net operating loss carryforward.